Events subsequent to the statement of financial position date (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of events subsequent to the statement of financial position date [abstract]
Events subsequent to the statement of financial position date	€ 2,500